Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 17, 2017
Related Party Transaction [Line Items]
Common shares issued upon exercise of options				$ 20
New Board Member [Member] | Class A common stock
Related Party Transaction [Line Items]
Options to purchase common stock					530,772
Common shares issued upon exercise of options	$ 1,805
Related party, promissory note interest rate		2.60%
Related party term		The note bears interest at 2.6% and is due and payable in full upon the earliest of (i) September 25, 2027, (ii) the date on which the first registration statement is filed with the United States Securities and Exchange Commission under the Securities Act of 1933, as amended, offering securities of the Company to the public, (iii) the dissolution or liquidation of the Company, and (iv) within 10 days after the date on which the individual is no longer a director of the Company.
Clearlake [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expense		$ 1,500	$ 1,500	1,500
Clearlake [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related Party Transaction, accrued expense		375	375	$ 375
Consulting Fee [Member] | Clearlake [Member]
Related Party Transaction [Line Items]
Related Party Transaction, payment to related party		140	$ 100
Maximum | Clearlake [Member]
Related Party Transaction [Line Items]
Management fee		$ 375